Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of weighted-average assumptions	The key assumptions used to apply this pricing model were as follows:

Year Ended December 31,
2021
Risk free interest rate	1.34%
Expected term (in years)	5.95
Expected dividend yield	0%
Expected volatility of underlying common stock	79.76%

Schedule of stock option activity under the Plans
The following table summarizes the stock option activity under the 2021 Plan:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Intrinsic Value (in thousands)
Outstanding January 1, 2021	—	$—	—	$—
Granted	1,083,550	4.78	9.95
Exercised	—
Canceled	—

Outstanding December 31, 2021	1,083,550	$4.78	9.95	$—

Options vested or expected to vest as of December 31, 2021	—	$—	—	$—

Stock options unvested as of December 31, 2021	1,083,550	$4.78	9.95	$—

Summary of Restricted Common Stock Activity	A summary of the activity for the year ended December 31, 2021 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock as of January 1, 2021	—	$—
Granted	433,420	$4.78

Unvested restricted stock as of December 31, 2021	433,420	$4.78

Schedule of stock-based compensation expense
Stock-based compensation expense, including expense associated with the Legacy Clarus incentive plans up until the date of the business combination ($559 in 2021 and $825 in 2020), is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Selling and marketing	$43	$183
Research and development	60	189
General and administrative	565	453

Total stock-based compensation expense	$668	$825